SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended
	Aug. 31, 2022 USD ($)	Jul. 31, 2022 USD ($) derivative_instrument	Jun. 30, 2022 USD ($) derivative_instrument	Aug. 23, 2022 $ / shares
Subsequent Event [Line Items]
Number of interest rate derivatives entered into | derivative_instrument			19
Derivative, notional amount			$ 849,688
Subsequent event | Dividend declared
Subsequent Event [Line Items]
Dividends payable (in USD per share) | $ / shares				$ 0.75
Subsequent event | Dividend declared, special dividend
Subsequent Event [Line Items]
Dividends payable (in USD per share) | $ / shares				$ 0.50
Terminated interest rate swap agreements
Subsequent Event [Line Items]
Number of interest rate derivatives entered into | derivative_instrument			3
Derivative, notional amount			$ 125,000
Derivative, average fixed interest rate			1.43%
Derivative, term			2 years 7 months 6 days
Terminated interest rate swap agreements | Subsequent event
Subsequent Event [Line Items]
Number of interest rate derivatives entered into | derivative_instrument		2
Derivative, notional amount	$ 50,000	$ 96,300
Derivative, average fixed interest rate		0.91%
Derivative, term	1 year 10 months 24 days	3 years 2 months 12 days
Derivative, fixed interest rate	2.15%
Derivative instrument 21 and 22 | Subsequent event
Subsequent Event [Line Items]
Number of interest rate derivatives entered into | derivative_instrument		2
Derivative, term		10 years
Derivative instrument 21 | Subsequent event
Subsequent Event [Line Items]
Derivative, notional amount		$ 50,000
Derivative, fixed interest rate		1.91%
Derivative instrument 22 | Subsequent event
Subsequent Event [Line Items]
Derivative, notional amount		$ 50,000
Derivative, fixed interest rate		2.15%
Derivative instrument 23 | Subsequent event
Subsequent Event [Line Items]
Derivative, notional amount	$ 50,000
Derivative, term	10 years
Derivative, fixed interest rate	2.27%